SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of basic and diluted net earnings (loss) per ordinary share (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Net income (loss)	$ (340,033,000)			$ (226,612,000)					$ (475,441,000)	$ (625,864,000)	$ (888,802,000)	$ (301,128,000)
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ (340,033,000)			$ (226,612,000)					$ (475,441,000)	$ (625,864,000)	$ (888,802,000)	$ (301,128,000)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic weighted average shares outstanding	496,577,751			292,660,334					364,817,445	289,934,149	95,303,684	86,984,646
Diluted weighted average shares outstanding	496,577,751			292,660,334					364,817,445	289,934,149	95,303,684	86,984,646
Basic net income (loss) per share	$ (0.68)			$ (0.77)					$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share	$ (0.68)			$ (0.77)					$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Aurora Acquisition Corp
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Net income (loss)		$ (831,131)	$ (127,955)		$ 1,785,906	$ 1,010,040	$ (959,086)	$ 2,795,946			$ 8,735,542	$ (6,527,175)
Aurora Acquisition Corp | Class A ordinary shares subject to possible redemption
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption		(19,635)			1,248,851		(429,904)	1,955,153			6,108,604	(4,399,283)
Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption		$ (19,635)			$ 1,248,851		$ (429,904)	$ 1,955,153
Net Income (Loss) Available to Common Stockholders, Basic, Total											$ 6,108,604	$ (4,399,283)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic weighted average shares outstanding		212,598			24,300,287		7,541,254	24,300,287			24,300,287	19,827,082
Diluted weighted average shares outstanding		212,598			24,300,287		7,541,254	24,300,287			24,300,287	19,827,082
Basic net income (loss) per share		$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)
Diluted net income (loss) per share		$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)
Aurora Acquisition Corp | Non-Redeemable Class A and Class B Common Stock
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption
Net income (loss)		$ (811,496)			$ 537,055		$ (529,182)	$ 840,793			$ 2,626,938	$ (2,127,892)
Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption											0	0
Net Income (Loss) Available to Common Stockholders, Basic, Total		$ (811,496)			$ 537,055		$ (529,182)	$ 840,793			$ 2,626,938	$ (2,127,892)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic weighted average shares outstanding		8,786,312			10,450,072		9,282,724	10,450,072			10,450,072	9,590,182
Diluted weighted average shares outstanding		8,786,312			10,450,072		9,282,724	10,450,072			10,450,072	9,590,182
Basic net income (loss) per share		$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)
Diluted net income (loss) per share		$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)